EQUITY	6 Months Ended
Jun. 30, 2020
Equity [abstract]
EQUITY
EQUITY
For the three and six months ended June 30, 2020, the partnership distributed dividends to limited partner, general partner and redemption-exchange unitholders of $9 million and $18 million or approximately $0.0625 per partnership unit (June 30, 2019: $8 million and $16 million). For the three and six months ended June 30, 2020, the partnership distributed to others who have interests in the operating subsidiaries $64 million and $739 million (June 30, 2019: $450 million and $783 million) primarily resulting from the distributions of proceeds on the sale of our cold storage logistics business, and distributions received from Genworth and Westinghouse Electric Company (“Westinghouse”).
During the six month period ended June 30, 2020, the partnership repurchased and canceled 560,491 limited partnership units (June 30, 2019: 89,027).

(a)	Earnings per limited partner unit
Net loss attributable to limited partnership unitholders for the three and six months ended June 30, 2020 was $59 million and $126 million (June 30, 2019: net income of $55 million and $87 million). The weighted average number of limited partnership units was 80 million for the three and six months ended June 30, 2020 (June 30, 2019: 66 million).

(b)	Incentive distribution to Special LP units
In its capacity as the holder of the Special LP units of Holding LP, Brookfield is entitled to incentive distribution rights which are based on a 20% increase in the unit price of the partnership over an initial threshold based on the volume-weighted average price of the units, subject to a high water mark. During the three months ended June 30, 2020, the volume weighted average price per unit was $29.75, which was below the previous incentive distribution threshold of $41.96 per unit, resulting in an incentive distribution of $nil and $nil for the three and six months ended June 30, 2020 (June 30, 2019: $nil and $nil).

(c)	General and limited partnership units

UNITS	General Partner Units	Limited Partnership Units	Total
Balance as at January 1, 2020	4	80,890,655	80,890,659
Repurchased and canceled	—	(560,491)	(560,491)
Balance as at June 30, 2020	4	80,330,164	80,330,168

(d)	Redemption-exchange units held by Brookfield

UNITS	Redemption Exchange Units held by Brookfield
Balance as at January 1, 2020	69,705,497
Repurchased and canceled	—
Balance as at June 30, 2020	69,705,497